Leases (Details) - Dec. 31, 2023	USD ($)	CNY (¥)
Leases [Abstract]
2024	$ 175,499	¥ 1,243,004
2025	184,603	1,307,489
2026	123,628	875,622
2026
2026
Total lease payments	483,730	3,426,115
Less: Interest	(43,013)	(304,651)
Present value of lease liabilities	440,717	3,121,464
2024	149,925	1,061,871
2025	160,719	1,138,324
2026	111,327	788,496
Total	$ 421,971	¥ 2,988,691